SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    May 1, 2008

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                85

Form 13F Information Table Value Total:           342,036
$ (thousands)

                                  Form 13F Information Table
                         Title of                Value      Shares           InvestmentOther      Voting
Name of Issuer            Class      Cusip     (x$1000)   or Prn Amt  SH/PRN DiscretionManagers Authority
Adobe Systems Inc.      com       00724F101        6,614     185,848   SH    sole       n/a     sole
Akamai Technologies     com       00971T101        6,410     227,635   SH    sole       n/a     sole
Allstate Corp.          com       020002101        1,300      27,050   SH    sole       n/a     sole
Altria Group            com       02209S103          349      15,705   SH    sole       n/a     sole
Amazon.com              com       023135106       10,528     147,660   SH    sole       n/a     sole
America Movil - ADR     com       02364W105        1,146      18,000   SH    sole       n/a     sole
American Express        com       025816109        2,125      48,610   SH    sole       n/a     sole
American Int'l Group    com       026874107        7,259     167,834   SH    sole       n/a     sole
Ameriprise Financial    com       03076C106          503       9,692   SH    sole       n/a     sole
Amgen Inc.              com       031162100        1,153      27,600   SH    sole       n/a     sole
Apollo Group            com       037604105        6,599     152,765   SH    sole       n/a     sole
Apple Inc.              com       037833100        8,818      61,450   SH    sole       n/a     sole
Avon Products Inc.      com       054303102        2,934      74,195   SH    sole       n/a     sole
Bank of Amer. Corp.     com       060505104        4,932     130,100   SH    sole       n/a     sole
Becton, Dickinson       com       075887109          343       4,000   SH    sole       n/a     sole
Bed Bath & Beyond       com       075896100        6,672     226,155   SH    sole       n/a     sole
Berkshire Hathaway B    com       084670207        3,064         685   SH    sole       n/a     sole
Broadcom Corp.          com       111320107        4,896     254,070   SH    sole       n/a     sole
Burlington N SantaFe    com       12189T104          941      10,200   SH    sole       n/a     sole
Carnival Corp.          com       143658300        9,180     226,775   SH    sole       n/a     sole
Celgene Corp.           com       151020104        4,393      71,680   SH    sole       n/a     sole
Cisco Systems Inc.      com       17275R102        8,537     354,397   SH    sole       n/a     sole
Citadel Broadcasting    com       17285T106           35      21,036   SH    sole       n/a     sole
Coach Inc.              com       189754104        6,381     211,635   SH    sole       n/a     sole
Cognizant Tech Sol.     com       192446102        5,623     195,035   SH    sole       n/a     sole
Colgate-Palmolive       com       194162103          218       2,800   SH    sole       n/a     sole
Comcast Corp. Cl 'A'    com       20030N101          844      43,635   SH    sole       n/a     sole
Comcast Special A       com       20030N200          509      26,812   SH    sole       n/a     sole
Corning Inc.            com       219350105        9,130     379,790   SH    sole       n/a     sole
Covance Inc.            com       222816100        2,498      30,105   SH    sole       n/a     sole
Eli Lilly               com       532457108        3,132      60,716   SH    sole       n/a     sole
Flextronics Intl Ltd    com       Y2573F102        6,749     718,770   SH    sole       n/a     sole
Gannett Co. Inc.        com       364730101          719      24,750   SH    sole       n/a     sole
Genentech Inc.          com       368710406        3,996      49,230   SH    sole       n/a     sole
General Electric Co.    com       369604103        3,165      85,520   SH    sole       n/a     sole
Gilead Sciences Inc.    com       375558103        4,923      95,539   SH    sole       n/a     sole
GlaxoSmithKline PLC     com       37733W105        4,201      99,000   SH    sole       n/a     sole
Goldman Sachs Group     com       38141G104        5,438      32,880   SH    sole       n/a     sole
Graphic Packaging       com       388689101           67      22,815   SH    sole       n/a     sole
Hartford Fin'l Ser.     com       416515104        1,080      14,250   SH    sole       n/a     sole
Hess Corp.              com       42809H107        2,592      29,400   SH    sole       n/a     sole
International Paper     com       460146103          204       7,500   SH    sole       n/a     sole
Int'l Bus. Machines     com       459200101       10,436      90,636   SH    sole       n/a     sole
Janus Capital Group     com       47102X105          988      42,470   SH    sole       n/a     sole
Johnson & Johnson       com       478160104        1,741      26,840   SH    sole       n/a     sole
Kraft Foods Inc.        com       50075N104          337      10,866   SH    sole       n/a     sole
Legg Mason, Inc.        com       524901105        5,175      92,445   SH    sole       n/a     sole
Liberty Entertainment   com       53071M500          421      18,576   SH    sole       n/a     sole
Libery Media Inter A    com       53071M104          375      23,228   SH    sole       n/a     sole
Macy's Inc.             com       55616P104          397      17,200   SH    sole       n/a     sole
Marvell Technology      com       G5876H105        4,576     420,575   SH    sole       n/a     sole
Merck & Co.             com       589331107        3,109      81,912   SH    sole       n/a     sole
Micron Technology       com       595112103          101      17,000   SH    sole       n/a     sole
Monsanto Co.            com       61166W101       19,637     176,117   SH    sole       n/a     sole
Monster Worldwide       com       611742107        5,666     234,035   SH    sole       n/a     sole
News Corp ADR PRF       com       65248E104          256      13,640   SH    sole       n/a     sole
Nordstrom Inc.          com       655664100        1,043      32,000   SH    sole       n/a     sole
Nortel Networks Corp.   com       656568508          219      32,757   SH    sole       n/a     sole
Paychex, Inc.           com       704326107        6,296     183,770   SH    sole       n/a     sole
PepsiCo Inc.            com       713448108        7,417     102,725   SH    sole       n/a     sole
Pfizer, Inc.            com       717081103        5,680     271,396   SH    sole       n/a     sole
Pharma. Product Dev.    com       717124101        2,305      55,000   SH    sole       n/a     sole
Philip Morris Int'l     com       718172109          794      15,705   SH    sole       n/a     sole
Plains Explor & Prod    com       7265005100       4,420      83,185   SH    sole       n/a     sole
PowerShares QQQ Trust   com       73935A104        4,885     111,744   SH    sole       n/a     sole
Procter & Gamble        com       742718109        2,242      32,000   SH    sole       n/a     sole
Royal Dutch Shell PLC   com       780259206        3,615      52,400   SH    sole       n/a     sole
RR Donnelley & Sons     com       257867101          567      18,705   SH    sole       n/a     sole
Seagate Technology      com       G7945J104        6,592     314,815   SH    sole       n/a     sole
Sealed Air Corp.        com       81211K100        1,364      54,000   SH    sole       n/a     sole
St. Jude Medical Inc.   com       790849103        7,533     174,420   SH    sole       n/a     sole
Standard & Poors DR.    com       78462F103       11,130      84,335   SH    sole       n/a     sole
State Street Corp.      com       857477103        7,548      95,540   SH    sole       n/a     sole
Symantec Corp.          com       871503108          199      12,000   SH    sole       n/a     sole
Target Corp.            com       87612E106        8,021     158,260   SH    sole       n/a     sole
Telefonos Mexico 'L'    com       879403780          451      12,000   SH    sole       n/a     sole
Union Pacific Corp.     com       907818108          627       5,000   SH    sole       n/a     sole
United Parcel Service   com       911312106        8,795     120,445   SH    sole       n/a     sole
Vodafone Grp. PLC ADR   com       92857W100          502      17,007   SH    sole       n/a     sole
Walt Disney Co.         com       254687106        8,527     271,733   SH    sole       n/a     sole
Washington Post 'B'     com       939640108        4,134       6,250   SH    sole       n/a     sole
Western Union Co.       com       959802109        3,979     187,080   SH    sole       n/a     sole
Wyeth                   com       983024100          748      17,900   SH    sole       n/a     sole
Yahoo! Inc.             com       984332106        8,713     301,175   SH    sole       n/a     sole
Yum! Brands Inc.        com       988498101        1,987      53,400   SH    sole       n/a     sole
Zimmer Holdings Inc.    com       98956P102        8,288     106,445   SH    sole       n/a     sole